As filed with the Securities and Exchange Commission on April 20, 2017
Registration No. 333-159992
Registration No. 811-22309
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	40	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	42	☒

(Check appropriate box or boxes)

TRANSPARENT VALUE TRUST

(Exact Name of Registrant as Specified in Charter)

330 MADISON AVENUE, 10TH FLOOR, NEW YORK, NEW YORK 10017
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(212) 518-5344

Copies To:
Donald C. Cacciapaglia Transparent Value Trust 330 Madison Avenue, 10th New York, NY 10017	Amy J. Lee Transparent Value Trust 330 Madison Avenue, 10th New York, NY 10017	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of proposed public offering: Effective Date of this Post Effective Amendment
It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on _____________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 40 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 40 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 20th day of April 2017.

TRANSPARENT VALUE TRUST
(Registrant)
By:    /s/ DONALD C. CACCIAPAGLIA    ______________
Donald C. Cacciapaglia, Chief Executive Officer and President
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 20th day of April 2017.

/s/ Jerry B. Farley Jerry B. Farley Trustee	TRANSPARENT VALUE TRUST

/s/ Donald A. Chubb, Jr. Donald A. Chubb, Jr. Trustee	By: /s/ AMY J. LEE Amy J. Lee, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
/s/ Maynard F. Oliverius Maynard F. Oliverius Trustee
/s/ Randall C. Barnes Randall C. Barnes Trustee	By: /s/ KEITH D. KEMP Keith D. Kemp, Treasurer
/s/ Roman Friedrich III Roman Friedrich III Trustee
/s/ Robert B. Karn III Robert B. Karn III Trustee	By: /s/ DONALD C. CACCIAPAGLIA Donald C. Cacciapaglia, Chief Executive Officer, President and Trustee
/s/ Ronald A. Nyberg Ronald A. Nyberg Trustee

/s/ Ronald E. Toupin, Jr. Ronald E. Toupin, Jr. Trustee	By: /s/ JOHN L SULLIVAN John L. Sullivan, Chief Financial Officer and Chief Accounting Officer

EXHIBIT LIST
Exhibit Number              Exhibit:

EX-101.INS         XBRL Instance Document
EX-101.SCH         XBRL Taxonomy Extension Schema Document
EX-101.CAL         XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF         XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB         XBRL Taxonomy Extension Label Linkbase
EX-101.PRE         XBRL Taxonomy Extension Presentation Linkbase